SHARE-BASED COMPENSATION - Summary of Option Activity under ESOP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Number of options, Beginning balance	32,470,780	33,912,696	36,055,258
Number of options, Granted	7,115,556	42,906
Number of options, Exercised	(1,987,782)	(1,221,920)	(1,285,640)
Number of options, Forfeited	(7,868)	(262,902)	(856,922)
Number of options, Ending balance	37,590,686	32,470,780	33,912,696
Weighted average exercise price, Beginning balance	$ 0.3	$ 0.3	$ 0.3
Weighted average exercise price, Granted	0.07	0.3
Weighted average exercise price, Exercised	0.29	0.3	0.3
Weighted average exercise price, Forfeited	0.3	0.3	0.3
Weighted average exercise price, Ending balance	0.25	0.3	0.3
Weighted average grant date fair value, Beginning balance	3	3	3
Weighted average grant date fair value, Granted	2.02	2.42
Weighted average grant date fair value, Exercised	3.51	3.22	3.33
Weighted average grant date fair value, Forfeited	2.25	2	1.94
Weighted average grant date fair value, Ending balance	$ 1.79	$ 3	$ 3
Aggregate Intrinsic Value, Exercised	$ 2,350,975	$ 1,646,534	$ 381,706
Vested or expected to vest, Number of options	37,440,686
Vested or expected to vest, Weighted average exercise price	$ 0.25
Vested or expected to vest , Aggregate Intrinsic Value	$ 46,651,922
Exercisable, Number of options	32,270,686
Exercisable, Weighted average exercise price	$ 0.25
Exercisable, Aggregate Intrinsic Value	$ 38,897,439